INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Capital contributions payable	$ 1,111,008	$ 1,135,980
Series Twenty [Member]
Capital contributions payable	0	0
Series Twenty One [Member]
Capital contributions payable	0	0
Series Twenty Two [Member]
Capital contributions payable	9,352	9,352
Series Twenty Three [Member]
Capital contributions payable	0	0
Series Twenty Four [Member]
Capital contributions payable	0	9,999
Series Twenty Five [Member]
Capital contributions payable	0	0
Series Twenty Six [Member]
Capital contributions payable	1,293	14,490
Series Twenty Seven [Member]
Capital contributions payable	10,020	10,020
Series Twenty Eight [Member]
Capital contributions payable	40,968	40,968
Series Twenty Nine [Member]
Capital contributions payable	10,197	10,197
Series Thirty [Member]
Capital contributions payable	127,396	127,396
Series Thirty One [Member]
Capital contributions payable	66,294	66,294
Series Thirty Two [Member]
Capital contributions payable	173,561	173,561
Series Thirty Three [Member]
Capital contributions payable	69,154	69,154
Series Thirty Four [Member]
Capital contributions payable	0	0
Series Thirty Five [Member]
Capital contributions payable	0	0
Series Thirty Six [Member]
Capital contributions payable	0	0
Series Thirty Seven [Member]
Capital contributions payable	138,438	138,438
Series Thirty Eight [Member]
Capital contributions payable	0	0
Series Thirty Nine [Member]
Capital contributions payable	0	0
Series Forty [Member]
Capital contributions payable	102	102
Series Forty One [Member]
Capital contributions payable	100	100
Series Forty Two [Member]
Capital contributions payable	73,433	73,433
Series Forty Three [Member]
Capital contributions payable	121,112	121,112
Series Forty Four [Member]
Capital contributions payable	252,864	254,640
Series Forty Five [Member]
Capital contributions payable	16,724	16,724
Series Forty Six [Member]
Capital contributions payable	$ 0	$ 0